Share Capital - Narrative (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Sep. 19, 2025 USD ($) $ / shares shares	Aug. 20, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	Mar. 19, 2025 USD ($) $ / shares shares	Nov. 07, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 25, 2024 USD ($) $ / shares shares	Dec. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 22, 2025 USD ($)	Feb. 18, 2025 USD ($)
Share Repurchase Program [Line Items]
Number of votes | vote									1
Proceeds from exercise of equity compensation									$ 9,724	$ 36,187	$ 50,973
Stock repurchase program, additional amount authorized												$ 500,000	$ 750,000
Total number of shares purchased (in shares) | shares	866,512	560,100	1,717,181	1,360,537	479,524	409,512	337,070	953,593	4,504,330	2,179,699	0
Average price paid per share (in USD per share) | $ / shares	$ 173.33	$ 178.20	$ 145.59	$ 183.75	$ 221.87	$ 228.57	$ 296.67	$ 209.73	$ 166.51	$ 229.39
Share repurchase program, value of shares repurchased									$ 750,000	$ 499,998
Remaining authorization to repurchase	$ 750,000	$ 900,200	$ 500,000	$ 750,000	$ 450,000	$ 556,400	$ 400,000	$ 250,000	$ 750,000
Employee Stock Option
Share Repurchase Program [Line Items]
Exercise of share options (in shares) | shares									86,434	311,040	535,705
Average exercise price of option per share (in USD per share) | $ / shares									$ 112.32	$ 116.31	$ 95.12
Proceeds from exercise of equity compensation									$ 9,700	$ 36,200	$ 51,000
Restricted Stock Units (RSUs)
Share Repurchase Program [Line Items]
Ordinary shares issued in respect of certain RSUs (in shares) | shares									219,133	120,458	188,800
Performance Share Unit (PSUs)
Share Repurchase Program [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by company (in shares) | shares									9,228	9,975	47,026